SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Aug. 31, 2017
Basis of presentation
Exchange rate	6.5063
Original maturity period of term deposits	3 months
Advertising expenses of continuing operations	¥ 2,701	¥ 1,857	¥ 1,858
Ambow Online [Member]
Basis of consolidation
Disposal of Equity Interest In Subsidiary, Ownership Percentage				100.00%
Minimum [Member]
Basis of consolidation
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	1 year
Maximum [Member]
Basis of consolidation
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	4 years